BORROWINGS - Schedule of Non-recourse Borrowings Change in the Unamortized Financing Fees of Corporate Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unamortized Premiums [Abstract]
Value transferred to non-controlling interests		$ 25
Non-recourse borrowings
Unamortized Fees [Abstract]
Unamortized financing fees, beginning of year	$ (75)	(68)
Additional financing fees	(63)	(31)
Amortization of financing fees	26	22
Foreign exchange translation and other	17	2
Unamortized financing fees, end of year	(95)	(75)
Unamortized Premiums [Abstract]
Unamortized premiums (discounts), beginning of year	6	(77)
Amortization of premiums (discounts) fees	1	3
Disposals	0	92
Foreign exchange translation and other	2	(12)
Unamortized premiums (discounts), end of year	$ 9	6
Value transferred to non-controlling interests		$ 90